HOMES 2025-NQM3 TRUST ABS-15G

Exhibit 99.10 Schedule 3

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	1024551	B	B	B	B	A	A	A	A	Closed	REDACTED DATE	REDACTED DATE	REDACTED DATE	Acknowledged	2 - Non-Material	B	B	Credit	Eligibility	Purchase Contract Expiration Date is prior to Note Date	Acknowledged-Standard practice to not require contract extension based on continuation verbiage in sales contract and executed Closing Disclosure reflecting same information as found in contract. - Due Diligence Vendor-REDACTED DATE
Open-Purchase Contract Expiration Date of 11-19-2021 is prior to Note Date of REDACTED DATE Contract disclosed settlement date of REDACTED DATE, closing did not take place until REDACTED DATE. Purchase agreement page 436, Note page 6/159. - Due Diligence Vendor-REDACTED DATE	Acknowledged-Standard practice to not require contract extension based on continuation verbiage in sales contract and executed Closing Disclosure reflecting same information as found in contract. - Due Diligence Vendor-REDACTED DATE
																												ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED		1024710	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	ATR/QM: Not Applicable	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED		1024709	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED		1024737	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other
REDACTED		1024730	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA
REDACTED	1024736	A	A	A	A	A	A	A	A	Closed	REDACTED DATE	REDACTED DATE	REDACTED DATE	Resolved	1 - Information	A	A	Credit	Data	DSCR Variance	Resolved-Documentation received - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded. Here’s the XXX printout of the earnings over the past year.  The rents show a total of $REDACTED but REDACTED DATE and REDACTED DATE rents are included in the printout. If you subtract out REDACTED DATE earnings, that leaves $REDACTED in income or $REDACTED.  I’m coming up with a DSCR of 1.37. - Seller-REDACTED DATE
Open-DSCR Variance Lender approved DSCR at 1.46. The recalculation of the DSCR using PI $REDACTED, tax $REDACTED, HOI $REDACTED, and flood $REDACTED results in a total of $REDACTED. Using appraisal's market rent of $REDACTED/REDACTED PITIA equals 1.05 DSCR. The lender used PI $REDACTED and TI $REDACTED but unable to determine what rent amount was used to calculate DSCR. - Due Diligence Vendor-REDACTED DATE	Ready for Review-Document Uploaded. Here’s the XXX printout of the earnings over the past year. The rents show a total of $REDACTED but REDACTED DATE and REDACTED DATE rents are included in the printout. If you subtract out REDACTED DATE earnings, that leaves $REDACTED in income or $REDACTED. I’m coming up with a DSCR of 1.37. - Seller-REDACTED DATE
																								Resolved-Documentation received - Due Diligence Vendor-REDACTED DATE			XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED		1024756	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other